NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

15.  NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the year Ended December 31,
	2020	2019	2018
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	$(1,651,273)	$(1,225,300)	$(123,239,785)
Continuing operations	(1,651,273)	482,970	(1,808,747)
Discontinued operations	—	(1,708,270)	(121,431,038)

Denominator
Weighted average shares used in calculating basic net loss per ordinary share	2,675,881,652	1,723,033,130	1,476,801,177
Weighted average shares used in calculating diluted net loss per ordinary share	2,675,881,652	1,723,033,130	1,476,801,177

Net Loss per ordinary share
Basic	(0.00)	(0.00)	(0.08)
Diluted	(0.00)	(0.00)	(0.08)
Net Loss per ordinary share from continuing operation
Basic	(0.00)	0.00	(0.00)
Diluted	(0.00)	0.00	(0.00)
Net Loss per ordinary share from discontinued operation
Basic	—	(0.00)	(0.08)
Diluted	—	(0.00)	(0.08)